Goldman Sachs Absolute Return Tracker Fund Investment Strategy - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Absolute Return Tracker Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund’s Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”) and “Trading Strategies” involving long and/or short positions in Market Exposures and/or individual securities or baskets of securities. In seeking to meet its investment objective, the Fund uses a dynamic investment process to seek to identify the appropriate weights to Market Exposures and Trading Strategies that approximate the return and risk patterns of specific hedge fund sub-strategies. The hedge fund sub-strategies whose returns the Fund seeks to approximate include, but are not limited to, Equity Long Short, Event Driven, Relative Value and Macro sub-strategies (each a “Hedge Fund Sub-Strategy”). To establish the Market Exposures and Trading Strategies that drive the returns of the Hedge Fund Sub-Strategies, the Investment Adviser uses industry analysis of hedge funds, including hedge fund return databases, prime brokerage reports, industry participants and regulatory filings and other public sources. The Investment Adviser then applies a quantitative methodology, in combination with a qualitative overlay, to assess the appropriate weight to each Market Exposure and Trading Strategy. The Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: ◼U.S. and non-U.S. (including emerging market) equity indices; ◼U.S. and non-U.S. (including emerging market) fixed income indices; ◼Credit indices; ◼Interest rates; ◼Commodity indices; ◼Master limited partnership (“MLP”) indices; ◼Foreign currency exchange rates; ◼Baskets of top positions held by hedge funds; ◼Single stocks and single commodities; ◼Volatility; and ◼Market momentum/trends. The Fund invests in instruments that the Investment Adviser believes will assist the Fund in gaining exposure to the Market Exposures. The instruments in which the Fund may invest include, but are not limited to: ◼Equity securities (including securities that may convert into equity securities); ◼U.S. corporate bonds and other fixed income securities (including non-investment grade fixed income securities (commonly known as “junk bonds”)); ◼Futures (including equity index futures, interest rate futures, bond futures and volatility futures); ◼Swaps (including total or excess return swaps and credit default swaps on indices); ◼Options (including listed equity index put and call options, listed government bond future put and call options, options on volatility, and swaptions); ◼Structured notes (including commodity-linked notes); ◼Exchange-traded funds (“ETFs”); ◼Forward contracts (including currency forward contracts on developed and emerging markets currencies); ◼Wholly-owned subsidiary (to gain exposure to the commodities markets); ◼Asset and mortgage-backed securities and real estate investment trusts (“REITs”); ◼U.S. government securities, including agency debentures, and other high quality debt securities; and ◼Cash equivalents. Investment in the Subsidiary. The Fund seeks to gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a limited liability company under the laws of the Cayman Islands, Cayman Commodity – ART, LLC (the “ART Subsidiary”). The ART Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure. The Fund may invest up to 25% of its total assets in the ART Subsidiary. The ART Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (which may include total or excess return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the ART Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the ART Subsidiary invests directly in physical commodities. The ART Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, as well as volatility index derivatives and foreign currency transactions (including forward contracts). The Fund may from time to time hold foreign currencies. Additionally, as a result of the Fund’s use of derivatives, the Fund may also hold as collateral significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits. In managing the collateral portion of the Fund’s investment strategy, the Investment Adviser generally seeks capital preservation. The weighting of a Market Exposure or Trading Strategy within the Fund may be positive or negative. A negative weighting will result from establishing a short position with respect to a Market Exposure or Trading Strategy. As a result of the Fund’s negative weightings in various Market Exposures or Trading Strategies from time to time, the Fund’s net asset value (“NAV”) per share may decline during certain periods, even if the value of any or all of the Market Exposures or Trading Strategies increases during that time. Additionally, the sum of the Fund’s target weightings to each Market Exposure or Trading Strategy may not equal 100%. The Fund may make investment decisions that deviate from those generated by the Investment Adviser’s proprietary investment model, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to the quantitative methodology used by the Fund, and the Fund may use other proprietary methodologies based on the Investment Adviser’s proprietary research. The Fund does not invest in hedge funds. The Investment Adviser measures the Fund’s performance against the ICE BofAML Three-Month U.S. Treasury Bill Index.